Income Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Book loss	$ (282,000)	$ (292,600)
State taxes	(81,000)	(138,500)
Meals and entertainment	1,200	6,800
Stock options	71,600	60,000
Other nondeductible expenses		4,300
Other adjustments	53,481
Adjustment to deferred tax assets	(198,108)
Valuation allowance	434,827	360,000
Income tax provision